Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2026	Oct. 31, 2025
Disclosure of internal credit grades [line items]
ECL allowance	$ 20	$ 23
Residential mortgages	290,513	287,033
Business and government loans	254,423	237,416
Expected credit loss allowance on debt securities classified at amortized cost	13	52
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	1,646	1,315
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	2	2
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	100	3
Business and government loans	$ 593	$ 560